Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consists of the following:

	As of September 30,
	2025	2024
Accounts receivable	$13,026,331	$13,040,903
Less: allowance for credit loss	(18,214)	(135,082)
Accounts receivable, net	$13,008,117	$12,905,821

Schedule of Allowance for Credit Loss

Allowance for credit loss movement is as follows:

	As of September 30,
	2025	2024
Beginning balance	$135,082	$-
(Reversal) provision of allowance for credit loss	(113,454)	131,581
Foreign currency translation adjustments	(3,414)	3,501
Ending balance	$18,214	$135,082